Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Liabilities	$ 532,620		$ 532,620						$ 532,620		$ 205,101	$ 195,465
Net loss			(102,405)	$ (54,464)	$ (74,778)	$ (26,126)	$ (28,730)	$ (25,468)	(231,647)	$ (80,324)	(126,723)	(119,857)
Net loss attributable to non-controlling interest			524			71			2,256	639	114	530
Non-controlling interest	66,420		66,420						66,420		8,676	8,790
Series A Preferred Stock
Variable Interest Entity [Line Items]
Consideration		$ 19,500							57,100			$ 33,000
Share Sold		1,755,000										2,970,000
Ayana Bio LLC [Member]
Variable Interest Entity [Line Items]
Non-controlling interest	30,000		30,000						30,000
Ayana Bio LLC [Member] | Series A Preferred Stock
Variable Interest Entity [Line Items]
Consideration	$ 30,000
Share Sold	9,000,000
Proceeds from issuance of stock									60,000
Verb Biotics LLC [Member]
Variable Interest Entity [Line Items]
Non-controlling interest	$ 30,000		$ 30,000						30,000
Verb Biotics LLC [Member] | Series A Preferred Stock
Variable Interest Entity [Line Items]
Consideration	$ 30,000
Share Sold	9,000,000
Proceeds from issuance of stock									$ 60,000
License [Member] | Ayana Bio LLC [Member]
Variable Interest Entity [Line Items]
Common units	9,000,000		9,000,000						9,000,000
License [Member] | Verb Biotics LLC [Member]
Variable Interest Entity [Line Items]
Common units	9,000,000		9,000,000						9,000,000
Cooksonia
Variable Interest Entity [Line Items]
Equity interest									70.00%
Controls of Board of Directors									100.00%
Liabilities	$ 0		$ 0						$ 0		0
Net loss attributable to non-controlling interest			(500)			(100)			$ (2,300)	(600)
Minority Interest
Variable Interest Entity [Line Items]
Equity interest									30.00%
Net loss			(524)	$ (523)	$ (1,209)	(71)	$ (72)	$ (496)			(114)	$ (530)
Joyn
Variable Interest Entity [Line Items]
Equity method investment	$ 16,400		16,400						$ 16,400		$ 28,900
Net loss			$ 4,200			$ 200			$ 12,600	$ 2,200